CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
CASH AND CASH EQUIVALENTS	$ 1,142,679,367	$ 922,374,620
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	240,052,522	101,495,702
Debt securities	226,082,874	79,470,642
Derivatives	10,001,900	7,063,310
Equity instruments	3,967,748	14,961,750
FINANCIAL ASSETS AT AMORTIZED COST	3,431,682,657	2,695,838,377
Loans and advances to government sector	145,208	4,356
Loans and advances to Central Bank	0	28,132
Loans and advances to financial institutions	15,451,444	13,177,999
Loans and advances to customers	1,959,900,738	2,219,869,638
Reverse repurchase agreements	1,201,149,144	163,404,615
Debt securities	83,823,214	117,766,716
Other financial assets	171,212,909	181,586,921
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	843,869,573	1,922,420,488
Debt securities	841,884,579	1,922,232,187
Equity instruments	1,984,994	188,301
INVESTMENT IN JOINT VENTURES AND ASSOCIATES	12,366,232	10,797,712
TANGIBLE ASSETS	358,370,632	360,738,833
Property and equipment	298,217,768	299,274,663
Investment properties	60,152,864	61,464,170
INTANGIBLE ASSETS	33,137,494	29,949,642
INCOME TAX ASSETS	3,006,156	4,854,415
Current	160,343	120,536
Deferred	2,845,813	4,733,879
OTHER ASSETS	44,091,677	29,285,976
NON-CURRENT ASSETS HELD FOR SALE	852,195	700,909
TOTAL ASSETS	6,110,108,505	6,078,456,674
LIABILITIES
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12,475,553	1,041,154
Derivatives	2,145,218	1,041,154
Trading liabilities	10,330,335
FINANCIAL LIABILITIES AT AMORTIZED COST	4,128,571,787	4,522,599,338
Bank loans	28,189,967	61,886,118
Deposits from government sector	34,033,530	30,144,496
Deposits from financial institutions	2,573,134	1,058,807
Deposits from customers	3,602,699,996	4,060,109,133
Other financial liabilities	448,258,450	368,805,430
Debt Securities Issued	12,816,710	595,354
PROVISIONS	20,723,763	26,997,156
INCOME TAX LIABILITIES	210,542,533	35,892,527
Current	192,166,838	22,570,939
Deferred	18,375,695	13,321,588
OTHER LIABILITIES	323,018,173	366,501,441
TOTAL LIABILITIES	4,695,331,809	4,953,031,616
EQUITY
Share capital	612,710	612,710
Share premium	6,744,974	6,744,974
Inflation adjustment to share capital and premium	410,521,467	410,521,467
Reserves	951,054,746	845,745,065
Accumulated loss	(169,590,830)	(143,262,513)
Accumulated other comprehensive income	197,465,547	(11,762,763)
Equity attributable to owners of the Bank	1,396,808,614	1,108,598,940
Non-controlling interests	17,968,082	16,826,118
TOTAL EQUITY	1,414,776,696	1,125,425,058
TOTAL LIABILITIES AND EQUITY	$ 6,110,108,505	$ 6,078,456,674